COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Derivatives (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of debt securities [line items]
Derivatives	$ 4,627,810	$ 8,264,332
Debtor balances related to forward operations in foreign currency to be settled in pesos
Disclosure of debt securities [line items]
Derivatives	4,496,177	6,248,965
Debtor balances related to forward operations in foreign currency
Disclosure of debt securities [line items]
Derivatives	$ 131,633	345,005
Put option taken with Central Bank
Disclosure of debt securities [line items]
Derivatives		$ 1,670,362